Share Capital - Schedule of Share Capital (Details) - USD ($)		12 Months Ended
	Jul. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Disclosure of share capital [line items]
Beginning balance , shares		72,418,470	64,652,412
Beginning balance		$ 2,512,440	$ (223,751)
Shares issued for cash, shares			5,666,058
Shares issued for cash			$ 5,155,544
Conversion from convertible loan note, shares		1,528,159	2,000,000
Conversion from convertible loan note		$ 6,296,437	$ 919,970
Shares issued to employee, shares			100,000
Shares issued to employee			$ 121,535
Group restructuring at the Business Combination, shares		(18,481,345)
Shares issued under FPA agreement, shares	2,432,186	2,432,186
Shares issued under FPA agreement		$ 1,943,046
Ending balance, shares		57,897,470	72,418,470
Ending balance		$ (18,437,617)	$ 2,512,440
Share Capital
Disclosure of share capital [line items]
Beginning balance		940	841
Shares issued for cash			72
Conversion from convertible loan note		190	26
Shares issued to employee			1
Group restructuring at the Business Combination		4,417
Shares issued under FPA agreement		243
Ending balance		5,790	940
Share Premium
Disclosure of share capital [line items]
Beginning balance		8,994,292	2,797,342
Shares issued for cash			5,155,472
Conversion from convertible loan note		6,296,247	919,944
Shares issued to employee			121,534
Group restructuring at the Business Combination		103,732,715
Shares issued under FPA agreement		1,942,803
Ending balance		120,966,057	$ 8,994,292
Merger Reserve
Disclosure of share capital [line items]
Group restructuring at the Business Combination		12,838,970
Ending balance		$ 12,838,970